UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [ ]     Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Burney
Title:     Member
Phone:     (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney                 Berwyn, PA                 August 11, 2010
----------------          ------------------------          ---------------
  [Signature]                   [City, State]                    [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                             ---------
Form 13F Information Table Entry Total:          31
                                             ---------
Form 13F Information Table Value Total:      $ 173,331 (in thousands)
                                             ------------------------


List of Other Included Managers:

None


                                        Title of              Value    Shr/PRN  SH/  Put/ Investment   Other    Voting Authority
Name of Issuer                           Class      CUSIP    (x1000)    Amount  PRN  Call Discretion  Managers  Sole  Shared  Other
----------------------------------      --------  ---------  -------   -------- ---  ---- ----------  -------- ------ ------  -----
ANAREN INC                               Common   032744104    3,436    230,000  SH           Sole            230,000
AVAGO TECHNOLOGIES, INC.                 Common   Y0486S104    9,250    439,200  SH           Sole            439,200
BIOSCRIP, INC.                           Common   09069N108    4,550    868,300  SH           Sole            868,300
CATALYST HEALTH SOLUTIONS, INC.          Common   14888B103    3,177     92,100  SH           Sole             92,100
CHECK POINT SOFTWARE TECH. LTD           Common   M22465104    8,894    301,700  SH           Sole            301,700
CINEMARK HOLDINGS, INC.                  Common   17243V102    5,979    454,700  SH           Sole            454,700
COGENT, INC.                             Common   19239Y108    4,448    493,700  SH           Sole            493,700
COGNIZANT TECHNOLOGY SOLUTIONS CORP      Common   192446102    7,399    147,800  SH           Sole            147,800
COMTECH TELECOMM CORP                    Common   205826209    6,085    203,300  SH           Sole            203,300
CONCEPTUS INC                            Common   206016107    6,648    426,700  SH           Sole            426,700
CONSTANT CONTACT INC                     Common   210313102    3,850    180,500  SH           Sole            180,500
CONVIO, INC.                             Common   21257W105    1,499    204,200  SH           Sole            204,200
CORRECTIONS CORP OF AMERICA              Common   22025Y407    5,354    280,600  SH           Sole            280,600
DENDREON CORP                            Common   24823Q107    2,884     89,200  SH           Sole             89,200
DEXCOM, INC.                             Common   252131107    6,869    594,200  SH           Sole            594,200
ENTEGRIS, INC.                           Common   29362U104    3,866    973,900  SH           Sole            973,900
FTI CONSULTING, INC.                     Common   302941109    8,548    196,100  SH           Sole            196,100
GEOEYE INC                               Common   37250W108    6,100    195,900  SH           Sole            195,900
HEARTLAND EXPRESS INC                    Common   422347104    2,030    139,800  SH           Sole            139,800
HHGREGG INC.                             Common   42833L108    9,130    391,500  SH           Sole            391,500
INSULET CORPORATION                      Common   45784P101   10,068    669,000  SH           Sole            669,000
J. CREW GROUP, INC.                      Common   46612H402    5,886    159,900  SH           Sole            159,900
MOBILE MINI INC                          Common   60740F105    4,313    264,900  SH           Sole            264,900
RIGHTNOW TECHNOLOGIES, INC               Common   76657R106    4,451    283,700  SH           Sole            283,700
SS&C TECHNOLOGIES HLDGS INC              Common   78467J100    3,724    232,300  SH           Sole            232,300
SXC HEALTH SOLUTIONS CORP                Common   78505P100    5,098     69,600  SH           Sole             69,600
ULTA SALON COSMETICS & FRAG INC.         Common   90384S303    7,702    325,600  SH           Sole            325,600
UNITED THERAPEUTICS CORP                 Common   91307C102    9,171    187,900  SH           Sole            187,900
UNIVERSAL DISPLAY CORP                   Common   91347P105    4,290    238,600  SH           Sole            238,600
VANDA PHARMACEUTICALS INC.               Common   921659108    2,477    374,700  SH           Sole            374,700
WASTE CONNECTIONS INC                    Common   941053100    6,155    176,400  SH           Sole            176,400